October 7, 2011	Sarah Clinton 617- 951-7375 sarah.clinton@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)
Ladies and Gentlemen:
Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act and Amendment No. 3 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 1/3”), including: (i) a Prospectus and Statement of Additional Information relating to GMO U.S. Core Equity Series Fund, GMO Quality Series Fund, GMO U.S. Intrinsic Value Series Fund, GMO U.S. Growth Series Fund, GMO International Core Equity Series Fund, GMO International Large/Mid Cap Value Series Fund, GMO International Growth Equity Series Fund, GMO Developed World Stock Series Fund, GMO Foreign Series Fund, GMO Emerging Countries Series Fund, GMO Core Plus Bond Series Fund, GMO International Bond Series Fund, GMO Emerging Country Debt Series Fund, GMO U.S. Equity Allocation Series Fund, GMO International Equity Allocation Series Fund, GMO Global Equity Allocation Series Fund, GMO Global Asset Allocation Series Fund, and GMO Benchmark-Free Allocation Series Fund; and (ii) other information and the signature page.
Please note that the Registrant’s filing agent has informed us that there is currently a technical issue with the EDGAR filing system resulting in the system’s inability to accept submissions containing both existing and new series and class identifiers. Therefore, this Amendment No. 1/3 has been submitted with EGDAR codes for only the new series and classes included in the Trust’s Registration Statement. The Registrant expects to file later today a second post-effective amendment to the Trust’s Registration Statement under the Securities Act and fourth amendment under the 1940 Act with EDGAR codes for all series and classes of the Trust (note that U.S. Core Equity Series Fund’s existing Class R1 shares are being redesignated as R6 shares), and such amendment is intended to supersede this Amendment No. 1/3.
If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375.
Very truly yours,

/s/ Sarah Clinton
Sarah Clinton
Enclosures

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Elizabeth J. Reza, Esq.